Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Dec. 31, 2022	Mar. 31, 2022
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	¥ 119,793	¥ 51,366
Derivative liabilities Fair value	59,775	105,705
Futures | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	16,309	15,088
Derivative assets Fair value	416	79
Derivative liabilities Fair value	2	1,325
Foreign exchange contracts | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	5,305	7,415
Derivative assets Fair value	308	57
Derivative liabilities Fair value	¥ 15	¥ 378